Short-term loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
8	Short-term loan

	As of December 31,
	2020	2021
	RMB	RMB	US$
Short-term bank borrowings	—	150,000	23,538

As of December 31, 2020, the Company does not have any short-term loan.
In April 2021, the Group borrowed a secured RMB denominated loan of RMB150,000

(US$23,538) with a fixed interest rate of 4.35% for a
one-year
term from the Shanghai Pudong Development Bank.
As of December 31, 2021, the total deposits in restricted cash pledged for the short-term loan was
RMB157,900

(US$24,778)
.